Stock-based Compensation - Summary of Grant-date Fair Value of Stock Options Granted on Weighted Average Basis (Details)	6 Months Ended	12 Months Ended
	Jun. 30, 2023	Dec. 31, 2022	Dec. 31, 2021
Share-Based Payment Arrangement [Abstract]
Risk-free interest rate	3.60%	3.00%	0.50%
Expected term (in years)	6 years	6 years	6 years
Expected volatility	92.00%	80.00%	79.80%
Expected dividend yield	0.00%	0.00%	0.00%